Item 1. Report to Shareholders

T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------
December 31, 2003

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

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T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

DIVIDEND GROWTH FUND
--------------------------------------------------------------------------------

As of 12/31/03

Dividend Growth Fund $26,697
S&P 500 Stock Index $28,563
Lipper Large-Cap Core Funds Index $24,271

                   S&P 500            Lipper Large-Cap                 Dividend
               Stock Index            Core Funds Index              Growth Fund

12/93              $10,000                     $10,000                  $10,000
12/94               10,132                       9,892                   10,216
12/95               13,940                      13,033                   13,460
12/96               17,140                      15,620                   16,873
12/97               22,859                      20,184                   22,064
12/98               29,392                      25,621                   25,383
12/99               35,576                      30,578                   24,667
12/00               32,337                      28,325                   27,147
12/01               28,493                      24,689                   26,159
12/02               22,196                      19,447                   21,329
12/03               28,563                      24,271                   26,697

Average Annual Compound Total Return
--------------------------------------------------------------------------------

Periods Ended 12/31/03                      1 Year        5 Years       10 Years
--------------------------------------------------------------------------------

Dividend Growth Fund                        25.17%          1.01%         10.32%
S&P 500 Stock Index                         28.68          -0.57          11.07
Lipper Large-Cap Core Funds Index           24.80          -1.08           9.27

  Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

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T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

We are pleased to report that your fund returned 25.17% during the 12 months ended December 31, 2003. The fund outpaced the Lipper Large-Cap Core Funds Index but trailed the S&P 500 Stock Index, as you can see from the table on the previous page. The fund benefited from the improving economy, but not as much as lower-quality and cyclical companies that typically do well in the early stages of a recovery.

[Graphic Omitted]

Major Index Returns
--------------------------------------------------------------------------------

12-Month Return

S&P 500 Stock Index                          29%
S&P MidCap 400 Index                         36%
Russell 2000 Index                           47%
Nasdaq Composite                             50%

As you know, the fund's investment objective is to provide increasing dividend income over time, long-term capital appreciation, and reasonable current income through investments primarily in dividend-paying stocks.

The Major Index Returns chart shows how various domestic stock markets performed over the past 12 months. As you can see, domestic stocks registered solid returns, with the technology-heavy Nasdaq Composite and the small-cap Russell 2000 showing the best results. Mid-cap stocks also outperformed large-cap stocks, as represented by the S&P 500 Stock Index.

Top 5 Sectors
--------------------------------------------------------------------------------

                                         Percent of Net Assets
                                        12/31/02      12/31/03

Financials                                 26.6%         25.0%
Consumer Discretionary                     12.6          14.2
Industrials and Business Services          11.2          12.7
Information Technology                     10.3          11.8
Health Care                                11.7          10.3

The Top 5 Sectors table shows how the fund's assets were allocated as of December 31, 2003. Financial services stocks were the largest sector allocation at 25.0% of net assets, down from 26.6% a year earlier. Our allocation to consumer discretionary stocks rose to 14.2% from 12.6% at the end of 2002, and our industrials and business services and information technology holdings also rose slightly.

The Best and Worst Contributors table shows the top- and bottom-five contributors to the fund's performance during the year. Financial services com-panies Citigroup and U.S. Bancorp were among the top positive contributors. Telecommunications services company Vodafone was another top contributor, but other holdings in the sector such as Verizon Communications, SBC Communications, and Alltel were among our major detractors.

Best and Worst Contributors
--------------------------------------------------------------------------------

12 Months
Ended 12/31/03

Best Contributors
--------------------------------------------------------------------------------

Citigroup
Vodafone
U.S. Bancorp
Vornado Realty Trust
Pfizer

Worst Contributors
--------------------------------------------------------------------------------

Royal Ahold **
Verizon Communications
Schering-Plough
SBC Communications **
Alltel

  ** Position eliminated

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the
T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

We thank you for your continued support.

Respectfully,


James S. Riepe
Chairman
January 15, 2004

T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------
                                Year
                               Ended
                            12/31/03   12/31/02   12/31/01   12/31/00   12/31/99
NET ASSET VALUE

Beginning of period        $  16.76   $  20.79   $  21.88   $  20.21   $  22.01

Investment activities

  Net investment
  income (loss)                0.22       0.20       0.27       0.30       0.45

  Net realized and
  unrealized gain (loss)       3.97      (4.03)     (1.08)      1.71      (1.08)

  Total from
  investment activities        4.19      (3.83)     (0.81)      2.01      (0.63)

Distributions

  Net investment income       (0.23)     (0.20)     (0.28)     (0.29)     (0.45)

  Net realized gain              -          -          -       (0.05)     (0.72)

  Total distributions         (0.23)     (0.20)     (0.28)     (0.34)     (1.17)

NET ASSET VALUE

End of period              $  20.72   $  16.76   $  20.79   $  21.88   $  20.21
                           -----------------------------------------------------

Ratios/Supplemental Data

Total return^                 25.17%   (18.47)%    (3.64)%     10.06%    (2.82)%

Ratio of total expenses to
average net assets             0.83%      0.83%      0.82%      0.81%      0.77%

Ratio of net investment
income (loss) to average
net assets                     1.25%      1.08%      1.31%      1.43%      2.01%

Portfolio turnover rate        17.5%      20.4%      34.9%      35.7%      37.8%

Net assets, end of period
(in millions)              $     695  $     531  $     692  $     751  $   1,028

  ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        December 31, 2003

Portfolio of Investments (ss.)                         Shares              Value
--------------------------------------------------------------------------------
                                                                        ($ 000s)

COMMON STOCKS   96.9%


CONSUMER DISCRETIONARY   14.2%

Hotels, Restaurants & Leisure   1.5%

Carnival                                              150,000              5,960

Starwood Hotels & Resorts Worldwide, REIT             120,000              4,316

                                                                          10,276

Household Durables   0.7%

Newell Rubbermaid                                     200,000              4,554

                                                                           4,554

Leisure Equipment & Products   0.6%

Hasbro                                                200,000              4,256

                                                                           4,256

Media   6.7%

Disney                                                330,000              7,699

McGraw-Hill                                            82,500              5,768

Meredith                                               85,000              4,149

New York Times, Class A                               160,000              7,647

Omnicom                                                80,000              6,986

Time Warner *                                         280,000              5,037

Viacom, Class B                                       215,000              9,542

                                                                          46,828

Multiline Retail   2.8%

Family Dollar Stores                                  200,000              7,176

Nordstrom                                              80,000              2,744

Target                                                250,000              9,600

                                                                          19,520


Specialty Retail   1.9%

Home Depot                                            225,000              7,985

Ross Stores                                           210,000              5,550

                                                                          13,535

Total Consumer Discretionary                                              98,969


CONSUMER STAPLES   8.0%

Beverages   1.3%

Coca-Cola                                              50,000              2,537

PepsiCo                                               135,000              6,294

                                                                           8,831

Food & Staples Retailing   1.9%

Sysco                                                 150,000              5,584

Walgreen                                              210,000              7,640

                                                                          13,224

Food Products   2.2%

General Mills                                         150,000              6,795

McCormick                                             180,000              5,418

Unilever (GBP)                                        360,000              3,346

                                                                          15,559

Household Products   0.4%

Colgate-Palmolive                                      50,000              2,503

                                                                           2,503

Personal Products   0.8%

Estee Lauder, Class A                                 150,000              5,889

                                                                           5,889

Tobacco   1.4%

Altria Group                                          175,000              9,524

                                                                           9,524

Total Consumer Staples                                                    55,530


ENERGY   6.9%

Energy Equipment & Services   1.6%

Baker Hughes                                          175,000              5,628

Diamond Offshore Drilling                             265,000              5,435

                                                                          11,063

Oil & Gas   5.3%

Amerada Hess                                           70,000              3,722

BP ADR                                                140,000              6,909

ChevronTexaco                                          75,000              6,479

Exxon Mobil                                           325,000             13,325

TotalFinaElf ADR                                       70,000              6,476

                                                                          36,911

Total Energy                                                              47,974

FINANCIALS   24.6%

Capital Markets   5.7%

Bank of New York                                      100,000              3,312

Mellon Financial                                      275,000              8,830

Morgan Stanley                                        100,000              5,787

Northern Trust                                        100,000              4,642

State Street                                          160,000              8,333

Waddell & Reed Financial, Class A                     375,000              8,798

                                                                          39,702

Commercial Banks   3.0%

Fifth Third Bancorp                                    30,000              1,773

U.S. Bancorp                                          380,000             11,317

Wells Fargo                                           135,000              7,950

                                                                          21,040

Consumer Finance   0.9%

American Express                                      125,000              6,029

                                                                           6,029

Diversified Financial Services   3.3%

Citigroup                                             395,000             19,173

Principal Financial Group                             100,000              3,307

                                                                          22,480

Insurance   6.1%

Ambac                                                  25,000              1,735

American International Group                          130,000              8,616

Hartford Financial Services                            75,000              4,427

Marsh & McLennan                                      155,000              7,423

Prudential                                             50,000              2,089

St. Paul Companies                                    130,000              5,154

Travelers Property Casualty, Class A                  280,000              4,698

XL Capital, Class A                                   105,000              8,143

                                                                          42,285

Real Estate   3.7%

Archstone-Smith Trust, REIT                           200,000              5,596

Cousins Properties, REIT                              200,000              6,120

Duke Realty, REIT                                     175,000              5,425

Vornado Realty Trust, REIT                            160,000              8,760

                                                                          25,901

Thrifts & Mortgage Finance   1.9%

Fannie Mae                                            100,000              7,506

Freddie Mac                                           100,000              5,832

                                                                          13,338

Total Financials                                                         170,775


HEALTH CARE   10.0%

Health Care Equipment & Supplies   1.3%

Dentsply International                                110,000              4,969

Medtronic                                              90,000              4,375

                                                                           9,344

Health Care Providers & Services   0.7%

HCA                                                   115,000              4,940

                                                                           4,940

Pharmaceuticals   8.0%

Abbott Laboratories                                   150,000              6,990

Bristol-Myers Squibb                                  155,000              4,433

Eli Lilly                                              60,000              4,220

Johnson & Johnson                                     115,000              5,941

Pfizer                                                655,000             23,141

Schering-Plough                                       150,000              2,608

Wyeth                                                 195,000              8,278

                                                                          55,611

Total Health Care                                                         69,895


INDUSTRIALS & BUSINESS SERVICES   12.7%

Aerospace & Defense   2.2%

General Dynamics                                       62,500              5,650

Honeywell International                               130,000              4,346

Rockwell Collins                                      175,000              5,255

                                                                          15,251

Air Freight & Logistics   1.3%

C.H. Robinson Worldwide                                40,000              1,516

Expeditors International of Washington                 60,000              2,260

UPS, Class B                                           70,000              5,218

                                                                           8,994

Building Products   1.1%

Masco                                                 280,000              7,675

                                                                           7,675

Commercial Services & Supplies   1.8%

ARAMARK, Class B                                      200,000              5,484

Waste Management                                      245,000              7,252

                                                                          12,736

Industrial Conglomerates   3.3%

General Electric                                      325,000             10,068

Roper Industries                                      115,000              5,665

Tyco International                                    270,000              7,155

                                                                          22,888

Machinery   1.8%

Danaher                                                50,000              4,588

Nordson                                               100,000              3,453

Pall                                                  175,000              4,695

                                                                          12,736

Road & Rail   1.2%

Union Pacific                                         115,000              7,990

                                                                           7,990

Total Industrials & Business Services                                     88,270


INFORMATION TECHNOLOGY   11.3%

Communications Equipment   1.0%

Cisco Systems *                                       170,000              4,129

Nokia ADR                                             170,000              2,890

                                                                           7,019

Computer & Peripherals   1.9%

Dell *                                                125,000              4,245

Diebold                                                75,000              4,040

Hewlett-Packard                                       200,000              4,594

                                                                          12,879

Electronic Equipment & Instruments   1.2%

Jabil Circuit *                                        85,000              2,406

Molex, Class A                                        200,000              5,872

                                                                           8,278

IT Services   3.2%

Automatic Data Processing                              85,000              3,367

Certegy                                               165,000              5,412

First Data                                            231,600              9,516

Paychex                                               115,000              4,278

                                                                          22,573

Semiconductor & Semiconductor Equipment   1.8%

Applied Materials *                                   145,000              3,256

Linear Technology                                     115,000              4,838

Texas Instruments                                     140,000              4,113

                                                                          12,207

Software   2.2%

Adobe Systems                                          55,000              2,162

Jack Henry & Associates                               150,000              3,087

Microsoft                                             375,000             10,327

                                                                          15,576

Total Information Technology                                              78,532


MATERIALS   2.1%

Chemicals   1.4%

Dow Chemical                                          110,000              4,572

Potash Corp./Saskatchewan                              60,000              5,189

                                                                           9,761

Metals & Mining   0.7%

Nucor                                                  85,000              4,760

                                                                           4,760

Total Materials                                                           14,521


TELECOMMUNICATION SERVICES   4.7%

Diversified Telecommunication Services   2.7%

Alltel                                                120,000              5,590

BellSouth                                             155,000              4,386

Verizon Communications                                240,000              8,419

                                                                          18,395

Wireless Telecommunication Services   2.0%

Vodafone ADR                                          560,000             14,023

                                                                          14,023

Total Telecommunication Services                                          32,418


UTILITIES   1.2%

Electric Utilities   0.5%

Pinnacle West Capital                                  90,000              3,602

                                                                           3,602

Gas Utilities   0.7%

NiSource                                              235,000              5,156

                                                                           5,156

Total Utilities                                                            8,758

Total Miscellaneous Common Stocks 1.2%                                     8,211

Total Common Stocks (Cost  $515,797)                                     673,853


SHORT-TERM INVESTMENTS   3.0%

Money Market Fund   3.0%

T. Rowe Price Reserve Investment Fund, 1.13% #     20,526,839             20,527

Total Short-Term Investments (Cost  $20,527)                              20,527

Total Investments in Securities

99.9% of Net Assets (Cost $536,324)                                     $694,380
                                                                       ---------

(ss.)     Denominated in U.S. dollar unless otherwise noted

    #     Seven-day yield

    *     Non-income producing

  ADR     American Depository Receipts

  GBP     British pound

  REIT    Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value

Total investments in securities (cost $536,324)                 $       694,380

Other assets                                                              2,502

Total assets                                                            696,882

Liabilities

Total liabilities                                                         1,823

NET ASSETS                                                      $       695,059
                                                                ----------------

Net Assets Consist of:

Undistributed net realized gain (loss)                          $       (20,234)

Net unrealized gain (loss)                                              158,056

Paid-in-capital applicable to 33,542,079 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized                                         557,237

NET ASSETS                                                      $       695,059
                                                                ----------------

NET ASSET VALUE PER SHARE                                       $         20.72
                                                                ----------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                            Year
                                                                           Ended
                                                                        12/31/03
Investment Income (Loss)

Income

  Dividend                                                      $        12,110

  Interest                                                                  170

  Securities lending                                                          4

  Total income                                                           12,284

Expenses

  Investment management                                                   3,065

  Shareholder servicing                                                   1,582

  Custody and accounting                                                    117

  Prospectus and shareholder reports                                         88

  Registration                                                               33

  Legal and audit                                                            16

  Directors                                                                   8

  Miscellaneous                                                               7

  Net expenses                                                            4,916

Net investment income (loss)                                              7,368

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                             (2,239)

  Foreign currency transactions                                              (5)

  Net realized gain (loss)                                               (2,244)

  Change in net unrealized gain (loss) on securities                    131,897

Net realized and unrealized gain (loss)                                 129,653

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                          $       137,021
                                                                ----------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                             Year
                                                            Ended
                                                         12/31/03       12/31/02
Increase (Decrease) in Net Assets
Operations

  Net investment income                             $      7,368   $      6,566

  Net realized gain (loss)                                (2,244)       (15,718)

  Change in net unrealized gain or loss                  131,897       (117,559)

  Increase (decrease) in net
  assets from operations                                 137,021       (126,711)

Distributions to shareholders

  Net investment income                                   (7,544)        (6,451)

Capital share transactions *

  Shares sold                                            113,468         83,037

  Distributions reinvested                                 7,013          5,960

  Shares redeemed                                        (86,163)      (116,691)

  Increase (decrease) in net assets
  from capital share transactions                         34,318        (27,694)

Net Assets

Increase (decrease) during period                        163,795       (160,856)

Beginning of period                                      531,264        692,120

End of period                                       $    695,059   $    531,264
                                                    ----------------------------

*Share information

    Shares sold                                            6,222          4,385

    Distributions reinvested                                 378            337

    Shares redeemed                                       (4,759)        (6,306)

    Increase (decrease) in shares outstanding              1,841         (1,584)


The accompanying notes are an integral part of the financial statements.

T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        December 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Dividend Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on December 30, 1992. The fund seeks to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income through investments primarily in dividend-paying stocks.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $19,000 for the year ended December 31, 2003. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on a quarterly basis. Capital gain distributions, if any, are typically declared and paid on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $129,114,000 and $99,410,000, respectively, for the year ended December 31, 2003.

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At December 31, 2003, there were no securities on loan.

Note 3 - Federal Income Taxes

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended December 31, 2003 totaled $7,544,000 and were characterized as ordinary income for tax purposes. At December 31, 2003, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------
        Unrealized appreciation                        $      173,066,000
        Unrealized depreciation                               (15,010,000)
        Net unrealized appreciation (depreciation)            158,056,000
        Capital loss carryforwards                            (20,234,000)
        Paid-in capital                                       557,237,000

        Net assets                                     $      695,059,000
                                                       -------------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of December 31, 2003, the fund had $2,126,000 of capital loss carryforwards that expire in 2008, $12,923,000 that expire in 2010, and $5,185,000 that expire in 2011.

For the year ended December 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to per-share rounding of distributions. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------
        Undistributed net investment income            $            1,000
        Undistributed net realized gain                            11,000
        Paid-in capital                                           (12,000)

At December 31, 2003, the cost of investments for federal income tax purposes was $536,324,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.20% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At December 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $295,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $1,241,000 for the year ended December 31, 2003, of which $125,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2003, dividend income from the Reserve Funds totaled $238,000.

T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of
T. Rowe Price Dividend Growth Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Dividend Growth Fund, Inc. (the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with custodians, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Baltimore, Maryland
January 26, 2004

T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 12/31/03

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For taxable non-corporate shareholders, $7,370,000 of the fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $7,370,000 of the fund's income and short-term capital gains qualified for the dividends-received deduction.

Information on Proxy Voting

A description of the policies and procedures that the T. Rowe Price Dividend Growth Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)               Principal Occupation(s) During Past 5 Years
Year Elected *                and Directorships of Other Public Companies

Anthony W. Deering            Director, Chairman of the Board, President, and
(1/28/45)                     Chief Executive Officer, The Rouse Company, real
2001                          estate developers; Director, Mercantile Bank
                              (4/03 to present)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1/27/43)                     acquisition and management advisory firm
1992

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(4/9/38)                      Resources Corp. (5/00 to present), and Pacific
1992                          Rim Mining Corp. (2/02 to present); Chairman and
                              President, Nye Corp.

Karen N. Horn                 Managing Director and President, Global Private
(9/21/43)                     Client Services, Marsh Inc.; Managing Director
2003                          and Head of International Private Banking,
                              Bankers Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(8/22/34)                     Inc., consulting environmental and civil engineers
2001

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc.,
(10/21/46)                    a real estate investment company; Senior Advisor
2001                          and Partner, Blackstone Real Estate Advisors,
                              L.P.; Director, AMLI Residential Properties
                              Trust, Host Marriott Corp., and The Rouse Company

Hubert D. Vos **              Owner/President, Stonington Capital Corp., a
(8/2/33)                      private investment company
1992

Paul M. Wythes **             Founding Partner, Sutter Hill Ventures, a venture
(6/23/33)                     capital limited partnership, providing equity
1992                          capital to young high-technology companies
                              throughout the United States; Director, Teltone
                              Corp.

* Each independent director oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

** Retired from Board of Directors effective December 31, 2003.

T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Inside Directors

Name
(Date of Birth)
Year Elected *
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]          Directorships of Other Public Companies

James A.C. Kennedy, CFA       Director and Vice President, T. Rowe Price and
(8/15/53)                     T. Rowe Price Group, Inc.
1997
[39]

James S. Riepe                Director and Vice President, T. Rowe Price; Vice
(6/25/43)                     Chairman of the Board, Director, and Vice
1992                          President, T. Rowe Price Group, Inc.; Chairman
[107]                         of the Board and Director, T. Rowe Price Global
                              Asset Management Limited, T. Rowe Price Global
                              Investment Services Limited, T. Rowe Price
                              Investment Services, Inc., T. Rowe Price
                              Retirement Plan Services, Inc., and T. Rowe Price
                              Services, Inc.; Chairman of the Board, Director,
                              President, and Trust Officer, T. Rowe Price Trust
                              Company; Director, T. Rowe Price International,
                              Inc.; Chairman of the Board, Dividend Growth Fund

M. David Testa, CFA, CIC      Chief Investment Officer, Director, and Vice
(4/22/44)                     President, T. Rowe Price; Vice Chairman of the
1992                          Board, Chief Investment Officer, Director, and
[107]                         Vice President, T. Rowe Price Group, Inc.;
                              Chairman of the Board and Director, T. Rowe Price
                              International, Inc.; Director, T. Rowe Price
                              Global Asset Management Limited and T. Rowe Price
                              Global Investment Services Limited; Director and
                              Vice President, T. Rowe Price Trust Company


* Each inside director serves until retirement, resignation, or election of a successor.


Officers

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Stephen V. Booth (6/21/61)              Vice President, T. Rowe Price, T. Rowe
Vice President, Dividend Growth Fund    Price Group, Inc., and T. Rowe Price
                                        Trust Company

Joseph A. Carrier (12/30/60)            Vice President, T. Rowe Price, T. Rowe
Treasurer, Dividend Growth Fund         Price Group, Inc., and T. Rowe Price
                                        Investment Services, Inc.

Roger L. Fiery III, CPA (2/10/59)       Vice President, T. Rowe Price, T. Rowe
Vice President, Dividend Growth Fund    Price Group, Inc., T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Trust Company


Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Officers (continued)

David R. Giroux, CFA (6/8/75)           Vice President, T. Rowe Price and
Vice President, Dividend Growth Fund    T. Rowe Price Group, Inc.

Michael W. Holton (9/25/68)             Vice President, T. Rowe Price and
Vice President, Dividend Growth Fund    T. Rowe Price Group, Inc.

Henry H. Hopkins (12/23/42)             Director and Vice President, T. Rowe
Vice President, Dividend Growth Fund    Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., T. Rowe
                                        Price Services, Inc., and T. Rowe Price
                                        Trust Company; Vice President, T. Rowe
                                        Price, T. Rowe Price International,
                                        Inc., and T. Rowe Price Retirement Plan
                                        Services, Inc.

Thomas J. Huber, CFA (9/23/66)          Vice President, T. Rowe Price and
President, Dividend Growth Fund         T. Rowe Price Group, Inc.

David M. Lee, CFA (11/13/62)            Vice President, T. Rowe Price and
Vice President, Dividend Growth Fund    T. Rowe Price Group, Inc.

Patricia B. Lippert (1/12/53)           Assistant Vice President, T. Rowe
Secretary, Dividend Growth Fund         Price and T. Rowe Price Investment
                                        Services, Inc.

Timothy E. Parker (11/9/74)             Vice President, T. Rowe Price; formerly
Vice President, Dividend Growth Fund    Financial Analyst, Robert W. Baird & Co.
                                        Inc. (to 1999); student, Darden Graduate
                                        School, University of Virginia (to 2001)

Donald J. Peters (7/3/59)               Vice President, T. Rowe Price and
Vice President, Dividend Growth Fund    T. Rowe Price Group, Inc.

Karen M. Regan (4/16/67)                Assistant Vice President, T. Rowe Price
Vice President, Dividend Growth Fund

Jeffrey Rottinghaus, CPA (2/20/70)      Vice President, T. Rowe Price; formerly
Vice President, Dividend Growth Fund    Information Technology Consultant,
                                        Kelly-Lewey & Associates (to 1999);
                                        student, The Wharton School, University
                                        of Pennsylvania (to 2001)

William J. Stromberg (3/10/60)          Vice President, T. Rowe Price and
Vice President, Dividend Growth Fund    T. Rowe Price Group, Inc.

Julie L. Waples (5/12/70)               Vice President, T. Rowe Price
Vice President, Dividend Growth Fund


Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                              $9,265                $9,285
     Audit-Related Fees                         516                    --
     Tax Fees                                 2,406                 2,248
     All Other Fees                             124                   148

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Dividend Growth Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 13, 2004